Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies
Useful lives of Property, Plant and Equipment

Building and building improvements	5 to 40 years
Leasehold improvements	10 years or the life of the lease, whichever is shorter
Racking	1 to 20 years
Warehouse equipment and vehicles	1 to 10 years
Furniture and fixtures	2 to 10 years
Computer hardware and software	3 to 5 years

Property, Plant and Equipment at cost

	December 31,
	2012	2013
Land	$199,354	$203,423
Buildings and building improvements	1,217,107	1,283,458
Leasehold improvements	461,927	499,906
Racking	1,481,377	1,536,212
Warehouse equipment/vehicles	366,754	365,171
Furniture and fixtures	81,093	53,590
Computer hardware and software	526,973	511,927
Construction in progress	108,738	177,380

	$4,443,323	$4,631,067

Reconciliation of liabilities for asset retirement obligations (included in other long-term liabilities)

	December 31,
	2012	2013
Asset Retirement Obligations, beginning of the year	$10,116	$10,982
Liabilities Incurred	389	480
Liabilities Settled	(785)	(687)
Accretion Expense	1,056	1,123
Foreign Currency Exchange Movement	206	(89)

Asset Retirement Obligations, end of the year	$10,982	$11,809

Changes in the carrying value of goodwill attributable to each reportable operating segment

	North American Records and Information Management Business	North American Data Management Business	International Business	Total Consolidated
Gross Balance as of December 31, 2011	$1,608,193	$402,048	$564,044	$2,574,285
Deductible goodwill acquired during the year	6,084	1,521	32,609	40,214
Non-deductible goodwill acquired during the year	—	—	18,079	18,079
Currency effects	4,900	1,225	16,796	22,921

Gross Balance as of December 31, 2012	1,619,177	404,794	631,528	2,655,499
Deductible goodwill acquired during the year	40,046	10,011	13,983	64,040
Non-deductible goodwill acquired during the year	34,066	8,517	35,129	77,712
Fair value and other adjustments	7,144	1,786	(408)	8,522(1)
Currency effects	(12,153)	(3,038)	(6,897)	(22,088)

Gross Balance as of December 31, 2013	$1,688,280	$422,070	$673,335	$2,783,685

Accumulated Amortization Balance as of December 31, 2011	$209,090	$52,272	$58,655	$320,017
Currency effects	242	60	421	723

Accumulated Amortization Balance as of December 31, 2012	209,332	52,332	59,076	320,740
Currency effects	(603)	(151)	347	(407)

Accumulated Amortization Balance as of December 31, 2013	$208,729	$52,181	$59,423	$320,333

Net Balance as of December 31, 2012	$1,409,845	$352,462	$572,452	$2,334,759

Net Balance as of December 31, 2013	$1,479,551	$369,889	$613,912	$2,463,352

Accumulated Goodwill Impairment Balance as of December 31, 2012	$85,909	$—	$46,500	$132,409

Accumulated Goodwill Impairment Balance as of December 31, 2013	$85,909	$—	$46,500	$132,409

(1)
Total fair value and other adjustments primarily include $8,446 in net adjustments to property, plant and equipment, net, customer relationships and deferred income taxes, as well as $76 of cash paid related to acquisitions made in previous years.

Gross carrying amount and accumulated amortization

	December 31,
	2012	2013
Gross Carrying Amount
Customer relationship and acquisition costs	$685,898	$879,378
Other intangible assets (included in other assets, net)	9,778	9,475
Accumulated Amortization
Customer relationship and acquisition costs	$229,778	$273,894
Other intangible assets (included in other assets, net)	5,875	7,305

Amortization expense

	Year Ended December 31,
	2011	2012	2013
Customer relationship and acquisition costs:
Amortization expense included in depreciation and amortization	$27,900	$34,806	$37,725
Amortization expense offsetting revenues	10,100	10,784	11,788
Other intangible assets:
Amortization expense included in depreciation and amortization	961	940	1,456

Estimated amortization expense for existing intangible assets for the next five succeeding fiscal years

	Estimated Amortization
	Included in Depreciation and Amortization	Charged to Revenues
2014	$46,606	$7,466
2015	46,295	6,403
2016	46,068	4,854
2017	44,373	2,917
2018	43,703	2,228

Components of prepaid expenses

	December 31,
	2012	2013
Income tax receivable	$68,312	$31,915
Other	96,401	112,886

Prepaid expenses	$164,713	$144,801

Components of accrued expenses

	December 31,
	2012	2013
Interest	$64,227	$71,971
Payroll and vacation	80,931	91,519
Incentive compensation	63,828	58,562
Dividend	53,042	55,142
Self-insured liabilities (Note 10.b.)	34,806	32,850
Other	129,979	151,294

Accrued expenses	$426,813	$461,338

Stock-based compensation expense for Employee Stock-Based Awards related to continuing operations

	Year Ended December 31,
	2011	2012	2013
Cost of sales (excluding depreciation and amortization)	$914	$1,392	$293
Selling, general and administrative expenses	16,336	28,968	30,061

Total stock-based compensation	$17,250	$30,360	$30,354

Summary of the weighted average assumptions used for stock option grants

Weighted Average Assumptions	2011	2012	2013
Expected volatility	33.4%	33.8%	33.8%
Risk-free interest rate	2.40%	1.24%	1.13%
Expected dividend yield	3%	3%	3%
Expected life	6.3 years	6.3 years	6.3 years

Summary of stock option activity

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	5,908,102	$23.39
Granted	261,698	33.03
Exercised	(895,372)	22.30
Forfeited	(121,006)	21.81
Expired	(7,683)	28.71

Outstanding at December 31, 2013	5,145,739	$24.09	4.69	$33,618

Options exercisable at December 31, 2013	3,779,348	$23.66	4.10	$25,990

Options expected to vest	1,193,816	$25.37	6.91	$6,605

Aggregate intrinsic value of stock options exercised

	Year Ended December 31,
	2011	2012	2013
Aggregate intrinsic value of stock options exercised	$37,901	$15,859	$11,024

Summary of restricted stock and RSU activity

	Restricted Stock and RSUs	Weighted- Average Grant-Date Fair Value
Non-vested at December 31, 2012	1,303,664	$29.89
Granted	758,799	29.75
Vested	(555,776)	29.94
Forfeited	(71,457)	30.62

Non-vested at December 31, 2013	1,435,230	$29.76

Summary of Performance Unit (PU) activity

	Original PU Awards	PU Adjustment(1)	Total PU Awards	Weighted- Average Grant-Date Fair Value
Non-vested at December 31, 2012	236,093	(4,447)	231,646	$29.12
Granted	198,869	(25,536)	173,333	38.81
Vested	(94,019)	6,251	(87,768)	33.74
Forfeited	(6,395)	—	(6,395)	30.77

Non-vested at December 31, 2013	334,548	(23,732)	310,816	$33.18

(1)
Represents an increase or decrease in the number of original PUs awarded based on either (a) the final performance criteria achievement at the end of the defined performance period of such PUs or (b) a change in estimated awards based on the forecasted performance against the predefined targets.

Calculation of basic and diluted net income (loss) per share attributable to the entity

	Year Ended December 31,
	2011	2012	2013
Income (loss) from continuing operations	$246,412	$183,493	$99,961

Total income (loss) from discontinued operations (see Note 14)	$153,180	$(8,659)	$831

Net income (loss) attributable to Iron Mountain Incorporated	$395,538	$171,708	$97,262

Weighted-average shares—basic	194,777,000	173,604,000	190,994,000
Effect of dilutive potential stock options	1,060,477	914,308	995,836
Effect of dilutive potential restricted stock, RSUs and PUs	100,136	349,128	422,045

Weighted-average shares—diluted	195,937,613	174,867,436	192,411,881

Earnings (losses) per share—basic:
Income (loss) from continuing operations	$1.27	$1.06	$0.52

Total income (loss) from discontinued operations (see Note 14)	$0.79	$(0.05)	$0.00

Net income (loss) attributable to Iron Mountain Incorporated—basic	$2.03	$0.99	$0.51

Earnings (losses) per share—diluted:
Income (loss) from continuing operations	$1.26	$1.05	$0.52

Total income (loss) from discontinued operations (see Note 14)	$0.78	$(0.05)	$0.00

Net income (loss) attributable to Iron Mountain Incorporated—diluted	$2.02	$0.98	$0.51

Antidilutive stock options, RSUs and PUs, excluded from the calculation	3,973,760	1,286,150	903,416

Roll forward of allowance for doubtful accounts and credit memo reserves

Year Ended December 31,	Balance at Beginning of the Year	Credit Memos Charged to Revenue	Allowance for Bad Debts Charged to Expense	Other(1)	Deductions(2)	Balance at End of the Year
2011	$20,747	$39,343	$9,506	$(205)	$(46,114)	$23,277
2012	23,277	39,723	8,323	977	(47,091)	25,209
2013	25,209	49,483	11,321	3,612	(54,980)	34,645
(1)
Primarily consists of recoveries of previously written-off accounts receivable, allowances of businesses acquired and the impact associated with currency translation adjustments.

(2)
Primarily consists of the issuance of credit memos and the write-off of accounts receivable.

Assets and liabilities carried at fair value measured on a recurring basis

		Fair Value Measurements at December 31, 2012 Using
Description	Total Carrying Value at December 31, 2012	Quoted prices in active markets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Money Market Funds(1)	$68,800	$—		$68,800		$—
Time Deposits(1)	149,829	—		149,829		—
Trading Securities	11,071	10,525	(2)	546	(1)	—
Derivative Liabilities(3)	1,522	—		1,522		—

		Fair Value Measurements at December 31, 2013 Using
Description	Total Carrying Value at December 31, 2013	Quoted prices in active markets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Money Market Funds(1)	$33,860	$—		$33,860		$—
Time Deposits(1)	2,753	—		2,753		—
Trading Securities	13,386	12,785	(2)	601	(1)	—
Derivative Assets(3)	72	—		72		—
Derivative Liabilities(3)	5,592	—		5,592		—
(1)
Money market funds and time deposits (including certain trading securities) are measured based on quoted prices for similar assets and/or subsequent transactions.

(2)
Securities are measured at fair value using quoted market prices.

(3)
Our derivative assets and liabilities primarily relate to short- term (six months or less) foreign currency contracts that we have entered into to hedge our intercompany exposures denominated in British pounds sterling, Euros and Australian dollars. We calculate the fair value of such forward contracts by adjusting the spot rate utilized at the balance sheet date for translation purposes by an estimate of the forward points observed in active markets.

Schedule of accumulated other comprehensive items, net

	December 31,
	2012	2013
Foreign currency translation adjustments	$20,314	$(9,586)
Market value adjustments for securities, net of tax	0	926

	$20,314	$(8,660)

Other expense (income), net

	Year Ended December 31,
	2011	2012	2013
Foreign currency transaction losses (gains), net	$17,352	$10,223	$36,201
Debt extinguishment expense, net	993	10,628	43,724
Other, net	(5,302)	(4,789)	(4,723)

	$13,043	$16,062	$75,202